Description of Business and Segmented Disclosures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) plant u_cve_customer	Dec. 31, 2023 CAD ($) u_cve_customer
Disclosure of operating segments [line items]
Number of ethanol plants | plant	2
Number of major customers | u_cve_customer	2	2
Gross Sales	$ 57,726	$ 55,474
Downstream
Disclosure of operating segments [line items]
Gross Sales	33,618	32,626
Downstream | Canadian Refining
Disclosure of operating segments [line items]
Gross Sales	5,310	6,233
Customer One
Disclosure of operating segments [line items]
Gross Sales	17,700	18,000
Customer Two
Disclosure of operating segments [line items]
Gross Sales	$ 8,100	$ 7,100
Bottom of range
Disclosure of operating segments [line items]
Percentage of entity's revenues from gross sales	10.00%